SCHEDULE VI - Supplemental Information Concerning Property-Casualty Insurance Operations (Details) - Non Life - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplemental Information Concerning Property-Casualty Insurance Operations [Line Items]
Deferred Policy Acquisition Costs	$ 553,535	$ 493,196	$ 439,195
Liability for Unpaid Losses and Loss Expenses	9,895,376	10,102,172	9,247,200
Unearned Premiums	2,062,736	1,807,013	1,608,880
Premiums Earned	4,301,862	4,055,191	4,170,389
Current year	3,417,366	3,453,725	3,243,506
Prior year	(248,719)	(448,158)	(676,574)
Amortization of Deferred Policy Acquisition Costs	1,107,760	1,023,065	1,095,251
Paid Losses and Loss Expenses	2,921,987	2,979,051	2,488,473
Premiums Written	$ 4,592,282	$ 4,154,809	$ 4,154,707